Submission	Jun. 15, 2026
Submission [Line Items]
Central Index Key	0000100826
Registrant Name	UNION ELECTRIC CO
Registration File Number	333-274977-02
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES